SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - 12 months ended Dec. 31, 2016 - Restricted shares	$ / shares	¥ / shares
Fair value assumptions
Share price at grant date | (per share)	$ 1.24	¥ 8.60
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	1.65%
Volatility (as a percent)	24.80%
Expected term	5 years
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	0.68%
Volatility (as a percent)	22.35%
Expected term	1 year